Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Net loss	$ (37,112)	$ (47,214)	$ (70,398)
Other comprehensive income (loss), net of taxes, as appropriate:
Foreign currency translation adjustments	(1,067)	1,124	(1,563)
Comprehensive net loss	(38,179)	(46,090)	(71,961)
Comprehensive (income) loss attributable to noncontrolling interests	359	(985)	(773)
Comprehensive net loss attributable to ION	$ (37,820)	$ (47,075)	$ (72,734)